Shareholders' Equity (Details) - Schedule of Purchase of Warrants - Warrant [Member] - $ / shares			9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants, Issued during the period			109,688
Weighted Average Exercise Price, Issued during the period			$ 12.5
Weighted Average Remaining Contractual Term (Years), Issued during the period			10 months 13 days
Warrants, Expired during the period
Weighted Average Exercise Price, Expired during the period
Weighted Average Remaining Contractual Term (Years), Expired during the period
Warrants Outstanding, Ending Balance	493,800	477,800	603,488	477,800	493,800	477,800
Weighted Average Exercise Price, Ending Balance	$ 280.5	$ 287.5	$ 231.75	$ 287.5	$ 280.5	$ 287.5
Weighted Average Remaining Contractual Term (Years), Ending Balance	4 years 11 months 4 days	5 years 11 months 23 days	4 years 4 months 2 days	5 years 11 months 23 days	4 years 11 months 4 days	5 years 11 months 23 days
Warrants Outstanding, Exercisable			603,488	477,800
Weighted Average Exercise Price, Exercisable			$ 231.75	$ 287.5
Weighted Average Remaining Contractual Term (Years), Exercisable			4 years 4 months 2 days	5 years 11 months 23 days